Filed under Rule 497(e)

Registration No. 033-52742

SunAmerica Series Trust

SA AB Growth Portfolio

SA AB Small & Mid Cap Value Portfolio

SA BlackRock Multi-Factor 70/30 Portfolio

SA BlackRock VCP Global Multi Asset
Portfolio

SA DFA Ultra Short Bond Portfolio

SA Emerging Markets Equity Index
Portfolio

SA Federated Hermes Corporate Bond
Portfolio

SA Fidelity Institutional AM® International
Growth Portfolio

SA Fidelity Institutional AM® Real Estate
Portfolio

SA Fixed Income Index Portfolio

SA Fixed Income Intermediate Index
Portfolio

SA Franklin BW U.S. Large Cap Value
Portfolio

SA Franklin Small Company Value
Portfolio

SA Franklin Systematic U.S. Large Cap
Core Portfolio

SA Franklin Systematic U.S. Large Cap
Value Portfolio

SA Franklin Tactical Opportunities Portfolio

SA Global Index Allocation 60/40 Portfolio

SA Global Index Allocation 75/25 Portfolio

SA Global Index Allocation 90/10 Portfolio

SA Goldman Sachs Global Bond Portfolio

SA Goldman Sachs Multi-Asset Insights
Portfolio

SA Index Allocation 60/40 Portfolio

SA Index Allocation 80/20 Portfolio

SA Index Allocation 90/10 Portfolio

SA International Index Portfolio

SA Invesco Growth Opportunities Portfolio

SA Invesco Main Street Large Cap Portfolio

SA Janus Focused Growth Portfolio

SA JPMorgan Diversified Balanced

Portfolio

SA JPMorgan Emerging Markets Portfolio

SA JPMorgan Equity-Income Portfolio

SA JPMorgan Global Equities Portfolio

SA JPMorgan MFS Core Bond Portfolio

SA JPMorgan Mid-Cap Growth Portfolio

SA Large Cap Growth Index Portfolio

SA Large Cap Index Portfolio

SA Large Cap Value Index Portfolio

SA MFS Blue Chip Growth Portfolio

SA MFS Massachusetts Investors Trust
Portfolio

SA MFS Total Return Portfolio

SA Mid Cap Index Portfolio

SA Morgan Stanley International Equities
Portfolio

SA PIMCO RAE International Value
Portfolio

SA PIMCO VCP Tactical Balanced
Portfolio

SA PineBridge High-Yield Bond Portfolio

SA Putnam International Growth and
Income Portfolio

SA Schroders VCP Global Allocation
Portfolio

SA Small Cap Index Portfolio

SA T. Rowe Price Asset Allocation Growth
Portfolio

SA T. Rowe Price VCP Balanced Portfolio

SA VCP Dynamic Allocation Portfolio

SA VCP Dynamic Strategy Portfolio

SA VCP Index Allocation Portfolio

(collectively, the “Portfolios”)

Supplement dated January 23, 2023, to the Portfolios’ Statement of Additional Information, dated May 1, 2022, as supplemented and amended to date (“SAI”)

At a Joint Special Meeting of Shareholders held on January 19, 2023, shareholders elected six trustees to the Board of Trustees (the “Board”) of SunAmerica Series Trust (the “Trust”), including one new trustee, and approved other matters presented to them in the Notice of Joint Special Meeting of Shareholders, dated November 4, 2022, and the associated Joint Proxy Statement.

In addition, at a meeting held on October 13, 2022 (the “October Meeting”), the Board approved the removal of certain Portfolios’ non-fundamental investment restrictions, as described below. The removal of these restrictions is not intended to affect the manner in which any of these Portfolios are managed. Also at the October Meeting, the Board approved new subadvisory agreements between SunAmerica Asset Management, LLC and the Portfolios’ subadvisers in connection with the Separation Plan (as defined below), pursuant to the Trust’s manager-of-managers exemptive order. The new subadvisory agreements will become effective after the first Change of Control Event (as defined below).

Effective immediately, the following changes are made to the SAI:

Election of Trustees

The first table in the section entitled “TRUSTEES AND OFFICERS OF THE TRUST” is deleted in its entirety and replaced with the following:

Name and Age	Position(s) Held With Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee[2,3]	Other Directorship(s) Held By Trustee[4]

Independent Trustees

Tracey C. Doi Age: 61	Trustee	2021 – Present	Chief Financial Officer of Toyota Motor North America (2000-August 2022); Board Member, National Asian American Chamber of Commerce (2012-Present); Board Governor, Japanese American National Museum (2005-Present); Board Member, 2020 Women on Boards (nonprofit leadership organization) (2017-Present); Board Member, National Association of Corporate Directors, North Texas (nonprofit leadership organization) (2020-Present).	80	Director, Quest Diagnostics (healthcare) (2021-Present); Director, City National Bank (banking) (2016-Present).
Jane Jelenko Age: 74	Trustee	2006 – Present	Retired Partner of KPMG LLP and Managing Director of BearingPoint, Inc. (formerly KPMG	80	Director, Countrywide Bank (banking) (2003-2008); Director, Cathay General

Name and Age	Position(s) Held With Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee[2,3]	Other Directorship(s) Held By Trustee[4]
			Consulting) (2003-Present).		Bancorp and Cathay Bank (banking) (2012-2018).
Gilbert T. Ray[5] Age: 78	Trustee	2001 – Present	Retired Partner, O’Melveny & Myers LLP (law firm) (2000-Present).	80

Director, Advance Auto Parts, Inc. (retail-auto & home supply stores) (2002-2018); Director, Watson, Wyatt Worldwide (services– management consulting services) (2000-2018); Director, DineEquity (services– restaurant) (2004-Present); Director, Diamond Rock Hospitality (financial– real estate) (2005-Present); Director, Towers Watson & Co. (services– management consulting services) (2010-2018).

Charles H. Self III Age: 65	Trustee	2021 – Present	Chief Operating Officer, Chief Compliance Officer and Chief Investment Officer of iSectors (2014-Present); Chief Investment Officer of Sumnicht & Associates (2014-Present).	80	None.
Martha B. Willis[6] Age: 62	Trustee	2023 – Present	President and Founder, MBW Consulting (August 2022-Present); Executive Vice President, Chief Marketing Officer of TIAA (June 2020-March 2022); Executive Vice President, Chief Marking Officer, Nuveen (May 2016-June 2020); Board Member, Nuveen UCITS funds (investment funds) (2019-2021).	80	None.

Name and Age	Position(s) Held With Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee[2,3]	Other Directorship(s) Held By Trustee[4]
Bruce G. Willison Age: 74	Trustee and Chairman	2001 – Present	Professor of Management, Anderson School at UCLA (1999-2011); Dean, Anderson School at UCLA (1999-2005); co-founder, Grandpoint Capital, Inc. (2009-2010).	80

Director, Grandpoint Bank (banking) (2011-Present); Director, Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. (internet real estate site) (2003-Present); Director, Health Net, Inc. (health insurance plan) (2000-2016).

Interested Trustee
John T. Genoy[7] Age: 54	President and Trustee	2021 – Present	President (since 2021) and Chief Operating Officer (since 2006), SunAmerica; Chief Financial Officer and Director, SunAmerica (2002-2021); Senior Vice President, SunAmerica (2004-2021).	80	None.

1	Trustees serve until their successors are duly elected and qualified.
2

The term “Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of SunAmerica. The “Fund Complex” includes: the Trust (61 portfolios); SST (19 portfolios); and VALIC Company I (36 funds).

3	Number includes the Trust (61 portfolios) and SST (19 portfolios).
4

Directorships of companies required for reporting to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies regulated under the 1940 Act other than those listed under the preceding column.

5

On January 18, 2023, the Board approved a temporary exception to the Independent Trustee Retirement Policy to extend the term of Mr. Ray until the earlier of the adjournment of the meeting of the Board on June 8, 2023, or such time as his successor is duly elected and qualified.

6	Ms. Willis was elected as a new Independent Trustee to the Trust’s Board as of the close of business on January 19, 2023.
7	Mr. Genoy is considered to be an Interested Trustee based on his positions with SunAmerica.

The subsection entitled “TRUSTEES AND OFFICERS OF THE TRUST – Board and Committees” is revised to delete references to Garrett F. Bouton and is supplemented to add the following information:

Martha B. Willis. Ms. Willis has served as a Trustee since 2023. She has over 40 years of experience in the financial services industry, including serving as Executive Vice President and Chief Marketing Officer of TIAA and Nuveen from 2016 to 2022, where she led the enterprise marketing, branding and corporate communications teams across TIAA Retirement, TIAA Bank and Nuveen. She served as director and chair of Nuveen’s UCITS funds from 2019 to 2021. She also previously served as Chief Marketing Officer of OppenheimerFunds from 2009 to 2016.

The first table in the section entitled “TRUSTEE OWNERSHIP OF PORTFOLIO SHARES” is deleted in its entirety and replaced with the following:

The following table shows the dollar range of shares beneficially owned by each Trustee as of December 31, 2021.

Name of Trustee	Dollar Range of Equity Securities in the Trust[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies[2]

Independent Trustees
Tracey C. Doi	$0	$0
Jane Jelenko	0	0
Gilbert T. Ray[3]	0	0
Charles H. Self III	0	0
Martha B. Willis[4]	N/A	N/A
Bruce G. Willison	0	0

Interested Trustee
John T. Genoy	0	0

1	Includes the value of shares beneficially owned by each Trustee in each Portfolio of the Trust.
2	Includes the Trust (61 portfolios) and SST (19 portfolios).
3

On January 18, 2023, the Board approved a temporary exception to the Independent Trustee Retirement Policy to extend the term of Mr. Ray until the earlier of the adjournment of the meeting of the Board on June 8, 2023, or such time as his successor is duly elected and qualified.

4	Ms. Willis was elected as a new Independent Trustee to the Trust’s Board as of the close of business on January 19, 2023.

The subsection entitled “TRUSTEE OWNERSHIP OF PORTFOLIO SHARES – Compensation of Trustees” is deleted in its entirety and replaced with the following:

Compensation of Trustees

The following table sets forth information summarizing the compensation of each Trustee, who is not an officer or employee of AGLIC or its affiliates, for his/her services as Trustee for the fiscal year ended January 31, 2022.

Name of Trustee	Aggregate Compensation from the Portfolios in this SAI	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Total Compensation from Trust and Fund Complex Paid to Trustees[1]
Garrett F. Bouton[2]	$172,822	–	$212,500
Carl D. Covitz[3]	156,846	–	192,917
Tracey C Doi	170,786	–	210,000

Jane Jelenko	178,725	–	219,792
Gilbert T. Ray[4]	178,905	–	220,000
Charles H. Self III	170,786	–	210,000
Allan L. Sher[3]	163,104	–	200,625
Martha B. Willis[5]	N/A	N/A	N/A
Bruce G. Willison	227,651	–	280,000

1	As of January 31, 2022, the Fund Complex included the Trust (61 portfolios), VALIC Company I (37 funds), and SST (19 portfolios).
2	Mr. Bouton retired from the Board as of the close of business on January 19, 2023.
3	Each of Mr. Covitz and Mr. Sher retired from the Board as of the close of business on December 31, 2021.
4

On January 18, 2023, the Board approved a temporary exception to the Independent Trustee Retirement Policy to extend the term of Mr. Ray until the earlier of the adjournment of the meeting of the Board on June 8, 2023, or such time as his successor is duly elected and qualified.

5	Ms. Willis was elected as a new Independent Trustee to the Trust’s Board as of the close of business on January 19, 2023.

New Investment Advisory and Management Agreements

In the section entitled “INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT,” the first two paragraphs are deleted in their entirety and replaced with the following:

The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”) with SunAmerica to handle the management of the Trust and its day-to-day affairs. The Adviser, located at Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, New Jersey 07311, is an indirect, wholly-owned subsidiary of Corebridge, which is a majority-owned subsidiary of AIG, a U.S.-based international insurance organization. AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad.

AIG, the parent of Corebridge, has announced its intention to sell all of its interest in Corebridge over time (such divestment, the “Separation Plan”). On September 19, 2022, AIG sold a portion of its interest in Corebridge in an initial public offering of Corebridge common stock, following which AIG’s interest in Corebridge is approximately 78%. While AIG and Corebridge believe that Corebridge’s initial public offering did not result in a transfer of a controlling block of outstanding voting securities of SunAmerica or Corebridge (“a Change of Control Event”), it is anticipated that one or more of the transactions contemplated by the Separation Plan will ultimately be deemed a Change of Control Event resulting in the assignment and automatic termination of the current Advisory Agreement. To ensure that SunAmerica may continue to provide advisory services to the Portfolios without interruption, at a meeting held on October 13, 2022, the Board approved a new investment advisory and management agreement with SunAmerica, in connection with the Separation Plan. The Board also agreed to call and hold a joint meeting of shareholders on January 19, 2023, for shareholders of each Portfolio to (1) approve the new investment advisory and management agreement with SunAmerica that would be effective after the first Change of Control Event, and (2) approve any future investment advisory and management agreements approved by the Board and that have terms not materially different from the then-current agreement, in the event there are subsequent Change of Control Events arising from completion of the Separation Plan that terminate the investment advisory and management agreement after the first Change of Control Event. Approval of a future investment advisory and management agreement means that shareholders may not have another opportunity to vote on a new agreement with SunAmerica even upon a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of SunAmerica. At the January 19,

2023 meeting, shareholders of the Portfolios approved the new and future investment advisory and management agreements.

“Manager-of-Managers” Arrangement

The section entitled “SUBADVISORY AGREEMENTS” is supplemented with the following:

SunAmerica may terminate any Subadvisory Agreement with a Subadviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the SEC that permits SunAmerica, subject to certain conditions, to enter into subadvisory agreements relating to the Portfolios with unaffiliated subadvisers approved by the Board without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ unaffiliated subadvisers for new or existing portfolios, change the terms of subadvisory agreements with unaffiliated subadvisers or continue the employment of existing unaffiliated subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any changes that are made pursuant to the exemptive order within 60 days of hiring a new subadviser or making a material change to an existing subadvisory agreement. The order also permits the Portfolios to disclose fees paid to subadvisers on an aggregate, rather than individual, basis. In addition, pursuant to no-action relief, the SEC staff has extended multi-manager relief to any affiliated subadviser, provided certain conditions are met. The Portfolios’ shareholders have approved the Portfolios’ reliance on the no-action relief. SunAmerica will determine if and when a Portfolio should rely on the no-action relief.

Fundamental Investment Restrictions Regarding Concentration

The fundamental investment restrictions regarding concentration in the section entitled “INVESTMENT RESTRICTIONS” are deleted in their entirety and replaced with the following:

The following fundamental investment restriction is applicable to all Portfolios except the SA Emerging Markets Equity Index Portfolio, the SA Fidelity Institutional AM® Real Estate Portfolio, the SA Fixed Income Index Portfolio, the SA Fixed Income Intermediate Index Portfolio, the SA International Index Portfolio, the SA Mid Cap Index Portfolio, the SA Large Cap Growth Index Portfolio, the SA Large Cap Index Portfolio, the SA Large Cap Value Index Portfolio, the SA Mid Cap Index Portfolio, and the SA Small Cap Index Portfolio:

7.

Each Portfolio may not, except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, make any investment if, as a result, the Portfolio’s investments will be concentrated in any one industry.

The following fundamental investment restriction is applicable to the SA Emerging Markets Equity Index Portfolio, the SA Fixed Income Index Portfolio, the SA Fixed Income Intermediate Index Portfolio, the SA International Index Portfolio, the SA Large Cap Growth Index Portfolio, the SA Large Cap Index Portfolio, the SA Large Cap Value Index Portfolio, the SA Mid Cap Index Portfolio and the SA Small Cap Index Portfolio:

8.

Each Portfolio may not, except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, make any investment if, as a result, the Portfolio’s investments will be concentrated in any one industry, except to approximately the same extent that its benchmark index is concentrated in one or more particular industries.

The following fundamental investment restriction is applicable to the SA Fidelity Institutional AM® Real Estate Portfolio:

9.

The Portfolio may not, except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, make any investment if, as a result, the Portfolio’s investments will be concentrated in any one industry, except that the Portfolio will concentrate its investments in the real estate industry.

The last paragraph in the subsection entitled “INVESTMENT RESTRICTIONS – The following descriptions of the 1940 Act may assist investors in understanding the above restrictions” is deleted in its entirety and replaced with the following:

With respect to fundamental investment restriction numbers 7 through 9, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. A fund that invests a significant percentage of its total assets in a single industry may be particularly susceptible to adverse events affecting that industry and may be more risky than a fund that does not concentrate in an industry. The fundamental investment restriction will be interpreted to refer to concentration as it may be determined from time to time. The fundamental investment restriction also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions (other than private activity municipal debt securities whose principal and interest payments are derived principally from the revenues and the assets of a non-governmental user); and repurchase agreements collateralized by any of such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. Finally, the restriction will be interpreted to give broad authority to the Portfolios as to how to classify issuers within or among industries. The SA VCP Dynamic Allocation Portfolio and the SA VCP Dynamic Strategy Portfolio do not consider investment companies to be an industry for purposes of this restriction and the investment by a Portfolio in an Underlying Portfolio that concentrates its investments in a particular industry or group of industries will not be considered an investment by the Portfolio in that particular industry or group of industries.

Elimination of Non-Fundamental Investment Restrictions

The subsection entitled “INVESTMENT RESTRICTIONS – Non-Fundamental Investment Restrictions” is deleted in its entirety.

Other Changes

The second paragraph in the section entitled “THE TRUST” is deleted in its entirety and replaced with the following:

Shares of the Trust are held by separate accounts of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”), and The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”) (the “Separate Accounts”). AGL, USL and VALIC (the “Life Companies”) are indirect, wholly-owned subsidiaries of Corebridge Financial, Inc. (“Corebridge”), which is a majority-owned subsidiary of American International Group, Inc. (“AIG”), a U.S.-based international insurance organization.

The subsection entitled “SUPPLEMENTAL GLOSSARY – Other Investment Companies” is deleted in its entirety and replaced with the following:

Other Investment Companies. The Portfolios may invest in securities of other investment companies, including ETFs, up to the maximum extent permissible under the 1940 Act. Investments in other investment companies are subject to statutory limitations prescribed by the 1940 Act. Except for investments in money market funds permitted by Rule 12d1-1, Section 12(d) of the 1940 Act prohibits a Portfolio from acquiring more than 3% of the voting shares of any other investment company, and prohibits more than 5% of a Portfolio’s total assets being invested in securities of any one investment company or more than 10% of its total assets being invested in securities of all investment companies, unless the Portfolio is able to rely on and meet the requirements of one or more rules under the 1940 Act that permit investments in other investment companies in excess of these limits. In addition, to the extent a Portfolio has knowledge that its shares are purchased by another investment company in reliance on the provisions of paragraph (G) of Section 12(d)(1) of the 1940 Act, the Portfolio will not acquire shares of other affiliated or unaffiliated registered open-end investment companies or registered unit investment trusts in reliance on paragraph (F) or (G) of Section 12(d)(1) of the 1940 Act. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. See also “Exchange Traded Funds.” Under normal conditions, each of the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio invests approximately 70% to 90% of its assets in the securities of other investment companies. Investments in other investment companies are subject to market and selection risk.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.